Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.70%
Innovator Equity Defined Protection ETF® - 1 Yr February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator Equity Defined Protection ETF® - 1 Yr February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $736.12 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.00%)